Defiance Quantum ETF
Schedule of Investments
March 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.7%
		Communication Services - 7.3%
15,895		Alphabet, Inc. - Class A (a)	$1,648,788
13,171		Baidu, Inc. - ADR (a)	1,987,767
484,894		Koninklijke KPN NV	1,715,302
55,500		Nippon Telegraph & Telephone Corporation	1,652,198
154,145		Orange SA - ADR (b)	1,838,950
			8,843,005
		Consumer Discretionary - 1.5%
17,085		Alibaba Group Holding, Ltd. - ADR (a)	1,745,745
		Industrials - 12.7%
48,838		ABB, Ltd. - ADR	1,675,143
13,254		Airbus SE	1,775,206
14,203		Booz Allen Hamilton Holding Corporation	1,316,476
29,000		Hitachi, Ltd.	1,580,194
7,070		Honeywell International, Inc.	1,351,218
3,136		Lockheed Martin Corporation	1,482,481
155,500		Mitsubishi Electric Corporation	1,844,292
2,793		Northrop Grumman Corporation	1,289,584
15,237		Raytheon Technologies Corporation	1,492,160
46,800		Toshiba Corporation	1,563,048
			15,369,802
		Information Technology - 76.8% (c)
5,264		Accenture plc - Class A	1,504,504
21,515		Advanced Micro Devices, Inc. (a)	2,108,685
54,000		Alchip Technologies, Ltd.	2,199,195
35,119		Alteryx, Inc. - Class A (a)	2,066,402
19,783		Ambarella, Inc. (a)	1,531,600
9,090		Analog Devices, Inc.	1,792,730
14,222		Applied Materials, Inc.	1,746,888
2,510		ASML Holding NV - NY	1,708,582
170,000		Asustek Computer, Inc.	1,521,471
345,327		BlackBerry, Ltd. (a)(b)	1,574,691
9,397		Cadence Design Systems, Inc. (a)	1,974,216
20,382		Cirrus Logic, Inc. (a)(b)	2,229,383
29,026		Elastic NV (a)	1,680,605
11,200		Fujitsu, Ltd.	1,500,879
93,965		Hewlett Packard Enterprise Company	1,496,862
46,549		Infineon Technologies AG	1,905,595
53,268		Intel Corporation	1,740,266
10,247		International Business Machines Corporation	1,343,279
346,915		IonQ, Inc. (a)(b)	2,133,527
47,203		Juniper Networks, Inc.	1,624,727
3,888		KLA Corporation	1,551,973
3,397		Lam Research Corporation (b)	1,800,818
21,729		Lattice Semiconductor Corporation (a)(b)	2,075,120
37,344		Marvell Technology, Inc. (b)	1,616,995
65,000		MediaTek, Inc.	1,680,105
20,060		Microchip Technology, Inc. (b)	1,680,627
28,039		Micron Technology, Inc. (b)	1,691,873
6,175		Microsoft Corporation	1,780,253
18,464		MKS Instruments, Inc. (b)	1,636,280
38,595		National Instruments Corporation	2,022,764
43,800		NEC Corporation	1,678,413
313,087		Nokia Corporation - ADR	1,537,257
100,600		NTT Data Corporation	1,309,183
20,770		NVE Corporation	1,723,702
9,362		NVIDIA Corporation	2,600,483
9,205		NXP Semiconductors NV	1,716,502
21,515		ON Semiconductor Corporation (a)(b)	1,771,115
19,867		Onto Innovation, Inc. (a)	1,745,912
12,766		QUALCOMM, Inc.	1,628,686
161,900		Renesas Electronics Corporation (a)	2,327,716
12,759		Reply SpA	1,601,061
1,509,081		Rigetti Computing, Inc. (a)	1,091,669
5,341,000		SenseTime Group, Inc. - Class B (a)(d)	1,809,828
18,025		Splunk, Inc. (a)	1,728,237
40,039		STMicroelectronics NV - NY (b)	2,141,686
15,177		Synaptics, Inc. (a)(b)	1,686,924
4,661		Synopsys, Inc. (a)	1,800,311
19,044		Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,771,473
45,674		Teradata Corporation (a)	1,839,749
16,518		Teradyne, Inc. (b)	1,775,850
8,685		Texas Instruments, Inc. (b)	1,615,497
33,738		Tower Semiconductor, Ltd. (a)	1,432,853
307,976		Wipro, Ltd. - ADR	1,382,812
			92,637,814
		Materials - 1.4%
71,600		JSR Corporation	1,675,814
		TOTAL COMMON STOCKS (Cost $119,385,190)	120,272,180

		SHORT-TERM INVESTMENTS - 0.2%
187,594		First American Government Obligations Fund - Class X, 4.65% (e)	187,594
		TOTAL SHORT-TERM INVESTMENTS (Cost $187,594)	187,594
Units
		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.1%
23,059,554		Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (e)(f)	23,059,554
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,059,554)	23,059,554

		TOTAL INVESTMENTS - 119.0% (Cost $142,632,338)	143,519,328
		Liabilities in Excess of Other Assets - (19.0)%	(22,894,000)
		NET ASSETS - 100.0%	$120,625,328

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	All or part of this security is on loan as of March 31, 2023. The total value of securities on loan is $23,007,594.
	(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2023, the market value of this security totals $1,809,828, which represents 1.50% of net assets.

	(e)	Rate shown is the annualized seven-day yield as of March 31, 2023.
	(f)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.=

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023.

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$120,272,180	$-	$-	$120,272,180
Short-Term Investments	187,594	-	-	187,594
Investments Purchased with Proceeds from Securities Lending	-	23,059,554	-	23,059,554
Total Investments in Securities	$120,459,774	$23,059,554	$-	$143,519,328

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2023, the Fund did not recognize any transfers to or from Level 3.